Annual Total Returns	0 Months Ended
Dec. 01, 2011
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(11.20%)
Annual Return 2002	(19.42%)
Annual Return 2003	24.99%
Annual Return 2004	14.49%
Annual Return 2005	9.39%
Annual Return 2006	18.17%
Annual Return 2007	3.23%
Annual Return 2008	(33.54%)
Annual Return 2009	21.63%
Annual Return 2010	11.72%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Social Sustainability Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008
Annual Return 2009	25.79%
Annual Return 2010	7.45%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(8.97%)
Annual Return 2002	(18.09%)
Annual Return 2003	25.79%
Annual Return 2004	18.06%
Annual Return 2005	10.00%
Annual Return 2006	4.90%
Annual Return 2007	18.54%
Annual Return 2008	(45.44%)
Annual Return 2009	35.17%
Annual Return 2010	17.19%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(20.10%)
Annual Return 2002	(23.52%)
Annual Return 2003	37.05%
Annual Return 2004	16.80%
Annual Return 2005	10.44%
Annual Return 2006	4.09%
Annual Return 2007	17.22%
Annual Return 2008	(44.25%)
Annual Return 2009	32.58%
Annual Return 2010	17.90%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(34.39%)
Annual Return 2002	(24.83%)
Annual Return 2003	30.77%
Annual Return 2004	13.23%
Annual Return 2005	9.50%
Annual Return 2006	8.31%
Annual Return 2007	28.06%
Annual Return 2008	(40.21%)
Annual Return 2009	48.07%
Annual Return 2010	26.61%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(32.27%)
Annual Return 2002	(29.89%)
Annual Return 2003	26.83%
Annual Return 2004	8.64%
Annual Return 2005	7.87%
Annual Return 2006	3.87%
Annual Return 2007	18.12%
Annual Return 2008	(38.82%)
Annual Return 2009	36.47%
Annual Return 2010	16.88%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(15.36%)
Annual Return 2002	(26.59%)
Annual Return 2003	39.47%
Annual Return 2004	6.70%
Annual Return 2005	3.59%
Annual Return 2006	5.42%
Annual Return 2007	11.75%
Annual Return 2008	(27.58%)
Annual Return 2009	42.86%
Annual Return 2010	19.31%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(17.96%)
Annual Return 2002	(24.01%)
Annual Return 2003	27.75%
Annual Return 2004	4.81%
Annual Return 2005	6.74%
Annual Return 2006	7.47%
Annual Return 2007	10.66%
Annual Return 2008	(28.79%)
Annual Return 2009	39.83%
Annual Return 2010	15.06%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(25.88%)
Annual Return 2002	(25.59%)
Annual Return 2003	28.63%
Annual Return 2004	7.12%
Annual Return 2005	6.96%
Annual Return 2006	5.76%
Annual Return 2007	17.26%
Annual Return 2008	(36.38%)
Annual Return 2009	35.09%
Annual Return 2010	18.32%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(13.72%)
Annual Return 2002	(22.35%)
Annual Return 2003	30.14%
Annual Return 2004	12.60%
Annual Return 2005	7.47%
Annual Return 2006	17.45%
Annual Return 2007	5.76%
Annual Return 2008	(35.19%)
Annual Return 2009	23.44%
Annual Return 2010	12.72%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007	10.11%
Annual Return 2008	(36.43%)
Annual Return 2009	30.52%
Annual Return 2010	17.95%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(34.95%)
Annual Return 2009	18.62%
Annual Return 2010	12.16%
(WFA Large Cap Stock Funds - Class R) | (Wells Fargo Advantage Omega Growth Fund) | Class R
Bar Chart Table:
Annual Return 2001	(15.82%)
Annual Return 2002	(26.91%)
Annual Return 2003	38.79%
Annual Return 2004	6.18%
Annual Return 2005	3.07%
Annual Return 2006	4.91%
Annual Return 2007	11.16%
Annual Return 2008	(27.94%)
Annual Return 2009	42.19%
Annual Return 2010	18.65%
(WFA Large Cap Stock Funds - Class R) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Class R
Bar Chart Table:
Annual Return 2001	(26.15%)
Annual Return 2002	(25.87%)
Annual Return 2003	28.27%
Annual Return 2004	6.86%
Annual Return 2005	6.64%
Annual Return 2006	5.36%
Annual Return 2007	16.82%
Annual Return 2008	(36.61%)
Annual Return 2009	34.66%
Annual Return 2010	17.88%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(11.20%)
Annual Return 2002	(19.42%)
Annual Return 2003	24.99%
Annual Return 2004	14.49%
Annual Return 2005	9.39%
Annual Return 2006	18.17%
Annual Return 2007	3.23%
Annual Return 2008	(33.46%)
Annual Return 2009	21.92%
Annual Return 2010	11.82%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(8.97%)
Annual Return 2002	(18.09%)
Annual Return 2003	25.79%
Annual Return 2004	18.06%
Annual Return 2005	10.13%
Annual Return 2006	5.07%
Annual Return 2007	18.77%
Annual Return 2008	(45.31%)
Annual Return 2009	35.40%
Annual Return 2010	17.42%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(20.10%)
Annual Return 2002	(23.52%)
Annual Return 2003	37.05%
Annual Return 2004	16.80%
Annual Return 2005	10.55%
Annual Return 2006	4.29%
Annual Return 2007	17.48%
Annual Return 2008	(44.15%)
Annual Return 2009	32.77%
Annual Return 2010	18.15%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(33.84%)
Annual Return 2002	(24.73%)
Annual Return 2003	30.93%
Annual Return 2004	13.26%
Annual Return 2005	9.60%
Annual Return 2006	8.44%
Annual Return 2007	28.24%
Annual Return 2008	(40.10%)
Annual Return 2009	48.27%
Annual Return 2010	26.83%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(32.27%)
Annual Return 2002	(29.89%)
Annual Return 2003	26.83%
Annual Return 2004	8.64%
Annual Return 2005	7.87%
Annual Return 2006	3.87%
Annual Return 2007	18.12%
Annual Return 2008	(38.82%)
Annual Return 2009	36.47%
Annual Return 2010	17.00%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(15.36%)
Annual Return 2002	(26.59%)
Annual Return 2003	39.47%
Annual Return 2004	6.70%
Annual Return 2005	3.59%
Annual Return 2006	5.42%
Annual Return 2007	11.75%
Annual Return 2008	(27.58%)
Annual Return 2009	42.86%
Annual Return 2010	19.43%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(17.79%)
Annual Return 2002	(23.85%)
Annual Return 2003	28.01%
Annual Return 2004	5.02%
Annual Return 2005	6.95%
Annual Return 2006	7.68%
Annual Return 2007	10.88%
Annual Return 2008	(28.65%)
Annual Return 2009	40.11%
Annual Return 2010	15.32%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(25.76%)
Annual Return 2002	(25.48%)
Annual Return 2003	28.82%
Annual Return 2004	7.28%
Annual Return 2005	7.12%
Annual Return 2006	5.92%
Annual Return 2007	17.43%
Annual Return 2008	(36.29%)
Annual Return 2009	35.29%
Annual Return 2010	18.48%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(13.72%)
Annual Return 2002	(22.35%)
Annual Return 2003	30.14%
Annual Return 2004	12.60%
Annual Return 2005	7.47%
Annual Return 2006	17.45%
Annual Return 2007	5.76%
Annual Return 2008	(35.19%)
Annual Return 2009	23.44%
Annual Return 2010	12.82%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007	10.22%
Annual Return 2008	(36.37%)
Annual Return 2009	30.65%
Annual Return 2010	18.11%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(34.79%)
Annual Return 2009	18.90%
Annual Return 2010	12.37%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	(11.20%)
Annual Return 2002	(19.77%)
Annual Return 2003	24.50%
Annual Return 2004	14.04%
Annual Return 2005	8.88%
Annual Return 2006	17.75%
Annual Return 2007	2.79%
Annual Return 2008	(33.83%)
Annual Return 2009	21.22%
Annual Return 2010	11.26%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	(8.97%)
Annual Return 2002	(18.09%)
Annual Return 2003	25.41%
Annual Return 2004	17.51%
Annual Return 2005	9.44%
Annual Return 2006	4.36%
Annual Return 2007	18.08%
Annual Return 2008	(45.64%)
Annual Return 2009	34.53%
Annual Return 2010	16.77%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	(34.39%)
Annual Return 2002	(25.28%)
Annual Return 2003	30.13%
Annual Return 2004	12.57%
Annual Return 2005	8.99%
Annual Return 2006	7.73%
Annual Return 2007	27.42%
Annual Return 2008	(40.45%)
Annual Return 2009	47.33%
Annual Return 2010	26.14%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	(32.27%)
Annual Return 2002	(29.89%)
Annual Return 2003	26.83%
Annual Return 2004	8.64%
Annual Return 2005	7.87%
Annual Return 2006	3.87%
Annual Return 2007	18.12%
Annual Return 2008	(38.82%)
Annual Return 2009	36.47%
Annual Return 2010	16.76%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	(18.13%)
Annual Return 2002	(24.00%)
Annual Return 2003	27.48%
Annual Return 2004	4.60%
Annual Return 2005	6.54%
Annual Return 2006	7.31%
Annual Return 2007	10.50%
Annual Return 2008	(28.75%)
Annual Return 2009	39.52%
Annual Return 2010	14.77%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(35.15%)
Annual Return 2009	18.25%
Annual Return 2010	11.65%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class A
Bar Chart Table:
Annual Return 2001	(11.37%)
Annual Return 2002	(19.79%)
Annual Return 2003	24.50%
Annual Return 2004	14.04%
Annual Return 2005	8.88%
Annual Return 2006	17.75%
Annual Return 2007	2.79%
Annual Return 2008	(33.76%)
Annual Return 2009	21.22%
Annual Return 2010	11.36%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Social Sustainability Fund) | Class A
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008
Annual Return 2009	25.37%
Annual Return 2010	7.19%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class A
Bar Chart Table:
Annual Return 2001	(8.97%)
Annual Return 2002	(18.09%)
Annual Return 2003	25.41%
Annual Return 2004	17.51%
Annual Return 2005	9.44%
Annual Return 2006	4.36%
Annual Return 2007	18.19%
Annual Return 2008	(45.59%)
Annual Return 2009	34.76%
Annual Return 2010	16.85%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class A
Bar Chart Table:
Annual Return 2001	(20.10%)
Annual Return 2002	(23.52%)
Annual Return 2003	37.05%
Annual Return 2004	16.80%
Annual Return 2005	10.21%
Annual Return 2006	3.90%
Annual Return 2007	16.89%
Annual Return 2008	(44.39%)
Annual Return 2009	32.22%
Annual Return 2010	17.49%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Growth Fund) | Class A
Bar Chart Table:
Annual Return 2001	(34.54%)
Annual Return 2002	(25.26%)
Annual Return 2003	30.06%
Annual Return 2004	12.46%
Annual Return 2005	9.11%
Annual Return 2006	7.96%
Annual Return 2007	27.61%
Annual Return 2008	(40.39%)
Annual Return 2009	47.50%
Annual Return 2010	26.26%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A
Bar Chart Table:
Annual Return 2001	(32.27%)
Annual Return 2002	(29.89%)
Annual Return 2003	26.83%
Annual Return 2004	8.64%
Annual Return 2005	7.87%
Annual Return 2006	3.87%
Annual Return 2007	18.12%
Annual Return 2008	(38.82%)
Annual Return 2009	36.47%
Annual Return 2010	16.84%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class A
Bar Chart Table:
Annual Return 2001	(15.61%)
Annual Return 2002	(26.72%)
Annual Return 2003	39.06%
Annual Return 2004	6.35%
Annual Return 2005	3.26%
Annual Return 2006	5.12%
Annual Return 2007	11.43%
Annual Return 2008	(27.75%)
Annual Return 2009	42.53%
Annual Return 2010	18.99%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A
Bar Chart Table:
Annual Return 2001	(18.08%)
Annual Return 2002	(23.94%)
Annual Return 2003	27.57%
Annual Return 2004	4.68%
Annual Return 2005	6.62%
Annual Return 2006	7.38%
Annual Return 2007	10.57%
Annual Return 2008	(28.70%)
Annual Return 2009	39.61%
Annual Return 2010	14.88%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Class A
Bar Chart Table:
Annual Return 2001	(26.01%)
Annual Return 2002	(25.67%)
Annual Return 2003	28.48%
Annual Return 2004	6.99%
Annual Return 2005	6.82%
Annual Return 2006	5.59%
Annual Return 2007	17.12%
Annual Return 2008	(36.46%)
Annual Return 2009	35.03%
Annual Return 2010	18.13%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A
Bar Chart Table:
Annual Return 2001	(13.88%)
Annual Return 2002	(22.50%)
Annual Return 2003	29.84%
Annual Return 2004	12.22%
Annual Return 2005	7.15%
Annual Return 2006	17.16%
Annual Return 2007	5.44%
Annual Return 2008	(35.36%)
Annual Return 2009	23.26%
Annual Return 2010	12.37%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007	10.09%
Annual Return 2008	(36.58%)
Annual Return 2009	30.37%
Annual Return 2010	17.75%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class A
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(34.99%)
Annual Return 2009	18.65%
Annual Return 2010	11.87%